Subsequent Events	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

Subsequent to December 31, 2010, the Company continued to repurchase stock under the stock repurchase program announced on July 7, 2010. The Company has repurchased 1,026,610 shares at a cost of $13 million in 2011, bringing the cumulative total through February 22, 2011 to 9,409,435 shares at a total cost of $112 million (average price of $11.92 per share including commissions). As of February 22, 2011, $388 million of the $500 million authorized remained available under the stock repurchase program. For additional information, see Note 14—Equity included in Item 8 of this Form 8-K.

On February 1, 2011, AES Thames, LLC (“Thames”), our 208 MW coal-fired plant in Connecticut, filed petitions for bankruptcy protection under Chapter 11 in the U. S. Bankruptcy Court. The bankruptcy is due, in part, to the increased cost of energy production. The bankruptcy protection is not expected to have a material impact on the Company's financial position or the results of operations.